Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue - Disaggregation
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,401,742 $ 334,936 $ - $ 1,736,678
Europe 488,718 75,055 - 563,773
Asia 786,160 49,161 - 835,321
$ 2,676,620 $ 459,152 $ - $ 3,135,772
Contract type
Fixed-price $ 791,701 $ 413,148 $ - $ 1,204,849
Market-related 1,884,919 46,004 - 1,930,923
$ 2,676,620 $ 459,152 $ - $ 3,135,772
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,044,386 $ 307,885 $ 9,048 $ 1,361,319
Europe 592,068 88,759 - 680,827
Asia 516,699 28,913 - 545,612
$ 2,153,153 $ 425,557 $ 9,048 $ 2,587,758
Contract type
Fixed-price $ 822,869 $ 414,289 $ 9,048 $ 1,246,206
Market-related 1,330,284 11,268 - 1,341,552
$ 2,153,153 $ 425,557 $ 9,048 $ 2,587,758

Revenue - Contract liabilities	2024 2023 Beginning of year $ 45,372 $ 66,845 Additions 159,712 25,935 Recognized in revenue (98,532) (47,403) Effect of movements in exchange rates 17 (5) End of year $ 106,569 $ 45,372
Revenue - Remaining performance obligations
2025 2026 2027 2028 2029 Thereafter Total
Uranium $ 826,196 $ 510,118 $ 514,192 $ 517,771 $ 451,746 $ 686,197 $ 3,506,220
Fuel services 420,843 453,485 449,008 427,821 398,127 1,633,192 3,782,476
Total $ 1,247,039 $ 963,603 $ 963,200 $ 945,592 $ 849,873 $ 2,319,389 $ 7,288,696